INVESTMENT SECURITIES (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
INVESTMENT SECURITIES [Abstract]
Amortized Cost and Fair Value of Securities Available for Sale, with Gross Unrealized Gains and Losses
The amortized cost and fair value of securities, with gross unrealized gains and losses, is as follows:

In thousands	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
June 30, 2018
Available for sale securities
U.S. Government and federal agency	$11,207	$6	$(386)	$10,827
Mortgage-backed securities *	17,680	22	(613)	17,089
Municipal securities	295	-	(9)	286
Total available for sale securities	$29,182	$28	$(1,008)	$28,202

December 31, 2017
U.S. Government and federal agency	$11,424	$11	$(159)	$11,276
Mortgage-backed securities *	19,142	61	(288)	18,915
Municipal securities	297	-	(2)	295
Equity securities	1,204	-	(578)	626
	$32,067	$72	$(1,027)	$31,112

*All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government sponsored enterprises FNMA or FHLMC.

The amortized cost and fair value of securities available for sale, with gross unrealized gains and losses, is as follows:

In thousands	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2017
U.S. Government and federal agency	$11,424	$11	$(159)	$11,276
Mortgage-backed securities *	19,142	61	(288)	18,915
Municipal securities	297	-	(2)	295
Equity securities	1,204	-	(578)	626
	$32,067	$72	$(1,027)	$31,112

December 31, 2016
U.S. Government and federal agency	$6,664	$17	$(138)	$6,543
Mortgage-backed securities *	18,841	101	(284)	18,658
Corporate debt securities	750	-	-	750
Equity securities	1,204	-	(92)	1,112
	$27,459	$118	$(514)	$27,063

*	All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government sponsored enterprises FNMA or FHLMC.

Amortized Cost and Fair Value of Securities Available for Sale by Maturity
The amortized cost and fair values of securities available-for-sale at June 30, 2018 by contractual maturity are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Dollars in thousands
Due within one year	$-	$-
Due after one but within five years	7,293	7,089
Due after five but within ten years	8,155	7,847
Due after ten years	13,734	13,266
	$29,182	$28,202

The amortized cost and fair values of securities available for sale (excluding marketable equity securities) at December 31, 2017 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Dollars in thousands
Due within one year	$3	$3
Due after one but within five years	7,213	7,135
Due after five but within ten years	7,190	7,114
Due after ten years	16,457	16,234
	$30,863	$30,486

Unrealized Losses and Related Fair Values of Investment Security Portfolio
The following table details unrealized losses and related fair values in the Company’s investment security portfolio.  This information is aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of June 30, 2018 and December 31, 2017, respectively.

	Temporarily Impaired Securities in AFS Portfolio

	Less than 12 Months		Greater than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Dollars in thousands
June 30, 2018
Available for sale securities
U.S. Government and federal agency	$7,721	$(236)	$2,962	$(150)	$10,683	$(386)
Mortgage-backed securities *	4,864	(109)	10,508	(504)	15,372	(613)
Municipal Securities	286	(9)	-	-	286	(9)
Total temporarily impaired securities	$12,871	$(354)	$13,470	$(654)	$26,341	$(1,008)

December 31, 2017
U.S. Government and federal agency	$7,101	$(88)	$2,008	$(71)	$9,109	$(159)
Mortgage-backed securities *	5,472	(38)	10,560	(250)	16,032	(288)
Municipal securities	295	(2)	-	-	295	(2)
Equity securities	626	(577)	-	(1)	626	(578)
Total temporarily impaired securities	$13,494	$(705)	$12,568	$(322)	$26,062	$(1,027)

*All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government-sponsored enterprises FNMA or FHLMC.

The following table details unrealized losses and related fair values in the Bank’s available-for-sale investment security portfolio.  This information is aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2017 and December 31, 2016, respectively.

	Temporarily Impaired Securities in AFS Portfolio
	Less than 12 months		Greater than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Dollars in thousands
December 31, 2017
U.S. Government and federal agency	$7,101	$(88)	$2,008	$(71)	$9,109	$(159)
Mortgage-backed securities *	5,472	(38)	10,560	(250)	16,032	(288)
Municipal securities	295	(2)	-	-	295	(2)
Equity securities	626	(577)	-	(1)	626	(578)
Total temporarily impaired securities	$13,494	$(705)	$12,568	$(322)	$26,062	$(1,027)

December 31, 2016
U.S. Government and federal agency	$5,332	$(138)	$-	$-	$5,332	$(138)
Mortgage-backed securities *	14,965	(282)	140	(2)	15,105	(284)
Equity securities	1,203	(91)	1	(1)	1,204	(92)
Total temporarily impaired securities	$21,500	$(511)	$141	$(3)	$21,641	$(514)

*	All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government sponsored enterprises FNMA or FHLMC.